Document and Entity Information	3 Months Ended
Sep. 30, 2023
Document and Entity Information [Abstract]
Document Type	6-K
Entity Registrant Name	Bioceres Crop Solutions Corp.
Entity Central Index Key	0001769484
Document Period End Date	Sep. 30, 2023
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q1
Amendment Flag	false